DEBT ISSUED AND OTHER OBLIGATIONS (Details) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Debt issued
Subtotal	$ 5,950,038	$ 5,460,253
Other financial obligation
Subtotal	17,066	25,563
Total	5,967,104	5,485,816
Letters Of Credit [Member]
Debt issued
Subtotal	67,938	86,210
Bonds [Member]
Debt issued
Subtotal	4,840,918	4,290,747
Subordinated Bonds [Member]
Debt issued
Subtotal	1,041,182	1,083,296
Public Sector liabilities [Member]
Other financial obligation
Subtotal
Borrowings From Domestic Financial Institutions [Member]
Other financial obligation
Subtotal	16,255	23,298
Foreign Borrowings [Member]
Other financial obligation
Subtotal	$ 811	$ 2,265